General (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure Of General Information About Financial Statements [Abstract]
Summary of Detailed Information of Groups Principal Subsidiaries
As of April 30, 2021 and 2022, the Group’s principal subsidiaries consist of the followings:

Name of principal subsidiaries	Date of incorporation/ acquisition	Place of incorporation/ establishment	Issued and fully paid/ registered share capital	Percentage of shareholdings at April 30,		Principal activities
				2021	2022
AMTD Risk Solutions Group Limited (“AMTD RSG”)	August 13, 2004	Hong Kong	HK$300,000	100%	100%	Provision of digital financial services and SpiderNet ecosystem solutions services

AMTD Digital Media Limited (“AMTD DM”) (formerly known as AMTD Strategic Capital Limited)	August 13, 2004	Hong Kong	HK$1	100%	100%	Provision of SpiderNet ecosystem solutions services

AMTD Principal Investment Solutions Group Limited (“AMTD PISG”)	July 27, 2016	BVI	US$1	100%	100%	Investment holding

AMTD Direct Investment I Limited (“AMTD DI I”)	August 29, 2018	BVI	US$1	100%	100%	Investment holding

AMTD Biomedical Investment Limited (“AMTD BI”)	July 28, 2017	BVI	US$1	100%	100%	Investment holding

PolicyPal Pte. Ltd. (“PolicyPal”)	August 3, 2020	Singapore	US$70	51%	51%	Provision of digital financial services